Breakdown of Contractual Assets and Liabilities, and Capitalized Costs	12 Months Ended
Dec. 31, 2024
Revenue From Contracts With Customers [Abstract]
Breakdown of Contractual Assets and Liabilities, and Capitalized Costs	Breakdown of contractual assets and liabilities, and capitalized costs
The movement of contractual assets and capitalized costs in 2024 and 2023 is as follows:

Millions of euros	Balance at 12/31/2023	Additions	Disposals	Transfers	Balance at 12/31/2024
Long-term contractual assets (Note 12)	325	162	(10)	(189)	288
Contractual assets	326	162	(10)	(189)	289
Impairment losses	(1)	—	—	—	(1)
Short-term contractual assets (Note 14)	202	268	(426)	189	229
Contractual assets	209	270	(426)	188	236
Impairment losses	(7)	(2)	—	1	(7)
Total	527	430	(436)	—	517

Millions of euros	Balance at 12/31/2022	Additions	Disposals	Transfers	Balance at 12/31/2023
Long-term contractual assets (Note 12)	359	118	(17)	(135)	325
Contractual assets	360	118	(17)	(135)	326
Impairment losses	(1)	—	—	—	(1)
Short-term contractual assets (Note 14)	195	276	(403)	134	202
Contractual assets	202	277	(404)	134	209
Impairment losses	(7)	(1)	1	—	(7)
Total	554	394	(420)	(1)	527
Once the amounts recognized as contract assets become receivables, which normally occurs when they are invoiced, they are transferred to the "Trade receivables" heading. In this regard, the balance of the contract assets account basically represents amounts not yet due.
The movement of the deferred expenses in 2024 and 2023 is as follows:

Millions of euros	Balance at 12/31/2023	Additions	Disposals	Transfers	Translation differences and inflation adjustments	Balance at 12/31/2024
Non-current capitalized costs (Note 12)	1,001	885	(5)	(764)	(44)	1,073
Of obtaining a contract	774	759	(5)	(601)	(56)	871
Of fulfilling a contract	227	126	—	(163)	12	202
Impairment losses	—	—	—	—	—	—
Current capitalized costs (Note 14)	998	671	(1,332)	761	(4)	1,094
Of obtaining a contract	815	573	(1,077)	599	(21)	889
Of fulfilling a contract	183	98	(255)	162	17	205
Impairment losses	—	—	—	—	—	—
Total	1,999	1,556	(1,337)	(3)	(48)	2,167

Millions of euros	Balance at 12/31/2022	Additions	Disposals	Transfers	Translation differences and inflation adjustments	Balance at 12/31/2023
Non-current capitalized costs (Note 12)	854	838	(2)	(682)	(7)	1,001
Of obtaining a contract	610	694	(1)	(536)	7	774
Of fulfilling a contract	244	144	(1)	(146)	(14)	227
Impairment losses	—	—	—	—	—	—
Current capitalized costs (Note 14)	885	620	(1,175)	684	(16)	998
Of obtaining a contract	710	534	(967)	538	—	815
Of fulfilling a contract	175	86	(208)	146	(16)	183
Impairment losses	—	—	—	—	—	—
Total	1,739	1,458	(1,177)	2	(23)	1,999
The movement of contractual liabilities of contracts with customers in 2024 and 2023 is as follows:

Millions of euros	Balance at 12/31/2023	Additions	Disposals (previous years)	Disposals (current year)	Transfers	Translation differences and inflation adjustments	Balance at 12/31/2024
Long-term contractual liabilities (Note 21)	778	250	(1)	—	(222)	8	813
Short-term contractual liabilities (Note 22)	1,035	5,624	(969)	(4,809)	220	(37)	1,064
Total	1,813	5,874	(970)	(4,809)	(2)	(29)	1,877

Millions of euros	Balance at 12/31/2022	Additions	Disposals (previous years)	Disposals (current year)	Transfers	Translation differences and inflation adjustments	Balance at 12/31/2023
Long-term contractual liabilities (Note 21)	891	162	(2)	(1)	(279)	7	778
Short-term contractual liabilities (Note 22)	1,038	5,374	(973)	(4,700)	286	10	1,035
Total	1,929	5,536	(975)	(4,701)	7	17	1,813
The maturity schedule of contractual liabilities at December 31, 2024 is as follows:

Millions of euros	2025	2026	2027	Subsequent years	Total
Contractual liabilities, activation fees	8	3	2	2	15
Contractual liabilities, sales of prepay cards	560	—	—	—	560
Contractual liabilities, services	214	34	15	96	359
Contractual liabilities, sales of handsets	34	6	—	—	40
Contractual liabilities, irrevocable rights to use	73	63	57	434	627
Other contractual liabilities	175	25	21	55	276
Maturity of performance obligations	1,064	131	95	587	1,877